Average Annual Total Returns - Essential 40 Stock ETF	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%	13.10%
S&P 500 Equal Weight Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	13.01%	10.76%	10.26%
Essential 40 Stock Index Total Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	13.40%	11.99%	12.71%
Essential 40 Stock ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent	12.54%	11.20%	7.37%
Essential 40 Stock ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	11.02%	9.67%	6.51%
Essential 40 Stock ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	7.70%	8.60%	5.77%